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[Lincoln Life Logo]

1300 South Clinton Street
Fort Wayne, IN  46802

(219) 455-4197

May 4, 1999

Securities and Exchange Commission
Division of Investment management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, DC    20549

RE: Lincoln National Bond Fund, Inc. (Registration No. 2-80746), Lincoln National Capital Appreciation Fund, Inc. (Registration No.33-70272), Lincoln National Global Asset Allocation Fund, Inc. (Registration No. 33-13530), Lincoln National Growth and Income Fund, Inc. (Registration No. 2-80741), Lincoln National Managed Fund, Inc. (Registration No. 2-82276), Lincoln National Money Market Fund, Inc. (Registration No. 2-80743), Lincoln National Social Awareness Fund, Inc. (Registration No.33-19896), Lincoln National Special Opportunities Fund, Inc. (Registration No. 2-80731)

Ladies and Gentlemen:

In accordance with paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, I hereby certify that the form of prospectus and statement of additional information dated May 1, 1999 does not differ from that contained in the most recent amendment of the registration statement that was filed on Form N-1A with the Commission electronically on April 16, 1999.

If there are any questions regarding this filing, please contact me at the above-listed number.

Sincerely,


/S/ KAREN PUTMAN

Karen Putman
Securities Fund Specialist